Borrowings - Bonds and Own shares (Details) € in Millions, ¥ in Billions, £ in Billions, kr in Billions, SFr in Billions, $ in Billions, $ in Billions, $ in Billions	12 Months Ended
	Mar. 31, 2025 EUR (€) shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2025 GBP (£) shares	Mar. 31, 2025 CHF (SFr) shares	Mar. 31, 2025 HKD ($) shares	Mar. 31, 2025 AUD ($) shares	Mar. 31, 2025 NOK (kr) shares	Mar. 31, 2024 EUR (€) shares	Mar. 31, 2025 USD ($)	Mar. 31, 2025 GBP (£)	Mar. 31, 2025 CHF (SFr)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 AUD ($)	Mar. 31, 2025 JPY (¥)	Mar. 31, 2025 NOK (kr)
Liquidity and capital resources
Notional amount	€ 22,628							€ 24,783
Maximum [Member]
Liquidity and capital resources
Treasury shares | shares	2,305,697,477	2,305,697,477	2,305,697,477	2,305,697,477	2,305,697,477	2,305,697,477	2,305,697,477	1,825,624,610
Percentage of issued share capital held as treasury shares	8.20%	8.20%	8.20%	8.20%	8.20%	8.20%	8.20%	6.30%
Bonds
Liquidity and capital resources
Notional amount of borrowings outstanding	€ 35,500
Bonds | US Dollar
Liquidity and capital resources
Bonds issued | $									$ 18.4
Nominal values of bonds matured	900	$ 1.0
Nominal values of bonds re-purchased	3,100	$ 3.3
Bonds | Euro
Liquidity and capital resources
Bonds issued	13,000
Nominal values of bonds re-purchased	2,600
Bonds | Sterling
Liquidity and capital resources
Bonds issued | £										£ 4.0
Nominal values of bonds re-purchased	100		£ 0.1
Bonds | Australia, Dollars
Liquidity and capital resources
Bonds issued | $													$ 0.3
Nominal values of bonds re-purchased	100					$ 0.2
Bonds | Hong Kong, Dollars
Liquidity and capital resources
Bonds issued | $												$ 1.8
Nominal values of bonds re-purchased	40				$ 0.3
Bonds | Norway, Krone
Liquidity and capital resources
Bonds issued | kr															kr 0.2
Nominal values of bonds re-purchased	200						kr 2.0
Bonds | Switzerland, Francs
Liquidity and capital resources
Bonds issued | SFr											SFr 0.2
Nominal values of bonds matured	400			SFr 0.4
Nominal values of bonds re-purchased	€ 100			SFr 0.1
Bonds | Japan, Yen
Liquidity and capital resources
Bonds issued | ¥														¥ 10.0
Bonds | Minimum.
Liquidity and capital resources
Borrowing interest rate	0.50%							0.375%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Bonds | Maximum [Member]
Liquidity and capital resources
Borrowing interest rate	8.00%							8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Euro medium-term note programme
Liquidity and capital resources
Number of note programmes	2	2	2	2	2	2	2
Euro medium-term note programme | Euro
Liquidity and capital resources
Cash raised from bonds issued	€ 2,800
Euro medium-term note programme, one
Liquidity and capital resources
Notional amount	30,000
Euro medium-term note programme, one | Euro
Liquidity and capital resources
Cash raised from bonds issued	600
Euro medium-term note programme, two
Liquidity and capital resources
Notional amount	€ 30,000
Euro medium-term note programme, two | US Dollar
Liquidity and capital resources
Cash raised from bonds issued | $		$ 3.0